Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNDISCOVERED MANAGERS FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Document Creation Date	dei_DocumentCreationDate	Nov. 03, 2017